INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Inventory, Net [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventory by major categories are summarized as follows:

	March 31, 2015	September 30, 2014
Raw material	$109,012	$68,780
Finished goods	445,978	—
Work in process	2,242,208	4,882,493
	$2,797,198	$4,951,273

Inventory by major categories are summarized as follows:
	September 30, 2014	September 30, 2013
Raw materials	$68,780	$84,171
Work in process	4,882,493	3,989,995
Total	$4,951,273	$4,074,166